Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Numerator
Net income(loss) attributable to owners of the Company	$ (2,217)	$ 123,741	$ 16,299
Denominator
Weighted average number of shares - Basic	481,987	267,796	254,053
Diluted effect of average number of options		1,846	18,150
Weighted average number of shares - Diluted	481,987	269,642	272,193
Basic earnings (loss) per share	$ (0.00)	$ 0.46	$ 0.06
Diluted earnings (loss) per share	$ 0.00	$ 0.46	$ 0.06